Consolidated Statements of Changes in Shareholders’ Equity/Partnership Interest - CAD ($) $ in Thousands	Common shares	Preferred shares	Partnership capital	Total share capital/ Partnership capital	Accumulated earnings	Equity-settled employee benefits reserve	Foreign currency translation reserve	Total reserves	Total
Beginning balance at Dec. 31, 2018	$ 26,580	$ 127,126		$ 153,706	$ 843,601	$ 60,715	$ 34,963	$ 95,678	$ 1,092,985
Net income					187,198				187,198
Dividends declared on Director Voting Preferred shares					(20)				(20)
Issuance of share capital on exercise of stock appreciation rights		385		385	(455)	(144)		(144)	(214)
Issuance of share capital on settlement of restricted share units		804		804		(1,729)		(1,729)	(925)
Other comprehensive income (loss), net of tax expense					731		(50,465)	(50,465)	(49,734)
Share-based compensation						16,035		16,035	16,035
Ending balance at Dec. 31, 2019	26,580	128,315		154,895	1,031,055	74,877	(15,502)	59,375	1,245,325
Net income					245,578				245,578
Dividends declared on Director Voting Preferred shares					(10)				(10)
Issuance of share capital on settlement of restricted share units		803		803		(1,729)		(1,729)	(926)
Other comprehensive income (loss), net of tax expense					(10,109)		(32,422)	(32,422)	(42,531)
Share-based compensation						12,500		12,500	12,500
Ending balance at Dec. 31, 2020	26,580	129,118		155,698	1,266,514	85,648	(47,924)	37,724	1,459,936
Reallocation related to Transaction	(26,580)	(129,134)	42,851	(112,863)	(1,029,117)	(96,006)	44,126	(51,880)	(1,193,860)
Net income					27,995				27,995
Dividends declared on Director Voting Preferred shares					(10)				(10)
Issuance of share capital on settlement of restricted share units		16		16					16
Other comprehensive income (loss), net of tax expense					40,998		(17,578)	(17,578)	23,420
Share-based compensation						73,723		73,723	73,723
Ending balance at Dec. 31, 2021			$ 42,851	$ 42,851	$ 306,380	$ 63,365	$ (21,376)	$ 41,989	$ 391,220